Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
LAFFER|TENGLER Equity Income ETF
Shareholder Report [Line Items]
Fund Name	Laffer|Tengler Equity Income ETF
Class Name	Laffer|Tengler Equity Income ETF
Trading Symbol	TGLR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Laffer|Tengler Equity Income ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.tglretf.com. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.tglretf.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Laffer|Tengler Equity Income ETF	$50	0.95%¹

¹	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95% [1]
Net Assets	$ 14,242,410
Holdings Count | Holdings	29
Advisory Fees Paid, Amount	$ 63,947
Investment Company, Portfolio Turnover	4.36%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Net Assets	$14,242,410
Number of Holdings	29
Total Advisory Fee Paid	$63,947
Portfolio Turnover Rate	4.36%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Broadcom, Inc.	5.73%
American Express Co.	5.27%
Walmart, Inc.	5.07%
JPMorgan Chase & Co.	4.85%
Oracle Corp.	4.75%
Microsoft Corp.	4.53%
RTX Corp.	4.35%
Goldman Sachs Group, Inc.	4.18%
Home Depot, Inc.	4.12%
Abbvie, Inc.	3.86%

[1]	Annualized.